Organization and Principal Activities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries Included in these Unaudited Consolidated Financial Statements

Details of the Company’s subsidiaries, which are included in these unaudited consolidated financial statements as of September 30, 2025, are as follows:

Name	Domicile and Date of Incorporation	Paid-in Capital		Ownership Percentage	Principal Activities
Zhongchai Holding (Hong Kong) Limited	Hong Kong April 23, 2009	HKD	10,000	100%	Holding
Zhejiang Zhongchai Machinery Co., Ltd.	PRC November 21, 2005	RMB	20,000,000	89.47%	Manufacture, sale of various transmission boxes
Hangzhou Greenland Energy Technologies Co., Ltd.	PRC August 9, 2019	RMB	8,669,482	100%	Trading
HEVI Corp.	Delaware January 14, 2020	USD	6,363,557	100%	U.S. operation and distribution of electric industrial vehicles for North American market
Hengyu Capital, Ltd	Hong Kong August 16, 2022	HKD	10,000	62.5%	Investment management and consulting services
Greenland Holding Enterprises Inc.	Delaware August 28, 2023	USD	1	100%	Holding

Details of the Company’s subsidiaries, which are included in these consolidated financial statements as of December 31, 2024, are as follows:

Name	Domicile and Date of Incorporation	Paid-in Capital		Ownership Percentage	Principal Activities
Zhongchai Holding (Hong Kong) Limited	Hong Kong April 23, 2009	HKD	10,000	100%	Holding
Zhejiang Zhongchai Machinery Co., Ltd.	PRC November 21, 2005	RMB	20,000,000	89.47%	Manufacture, sale of various transmission boxes
Hangzhou Greenland Energy Technologies Co., Ltd.	PRC August 8, 2020	RMB	8,669,482	100%	Trading
HEVI Corp.	Delaware January 14, 2020	USD	6,363,557	100%	U.S. operation and distribution of electric industrial vehicles for North American market
Hengyu Capital, Ltd	Hong Kong August 16, 2022	HKD	10,000	62.5%	Investment management and consulting services
Greenland Holding Enterprises Inc.	Delaware August 28, 2023	USD	1	100%	Holding